Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	255,699,381
Proposed Maximum Offering Price per Unit	0.18315
Maximum Aggregate Offering Price	$ 46,831,341.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,467.41
Offering Note	(1) The registration statement registers the resale by the selling stockholders of an aggregate of 255,699,381 shares of Common Stock, consisting of (i) 85,223,129 shares of Common Stock issuable upon either (x) the conversion of 10,485 shares of our Series A Convertible Non-Redeemable Preferred Stock (the "Series A Preferred Stock") into shares of Common Stock (the "Series A Conversion Shares") or (y) the exercise of prefunded-warrants, issued upon conversion of the Series A Preferred Stock in lieu of the Series A Conversion Shares, to purchase up to 85,223,129 shares of Common Stock; (ii) 85,223,126 shares of Common Stock issuable upon either (x) the exercise of Series B Common Stock Purchase Warrants (the "Series B Warrants," and such shares issuable upon exercise of the Series B Warrants, the "Series B Warrant Shares") or (y) the exercise of prefunded-warrants, issued upon exercise of the Series B Warrants in lieu of the Series B Warrant Shares, to purchase up to 85,223,126 shares of Common Stock;and (iii) 85,223,126 shares of Common Stock issuable upon either (x) the exercise of Series C Common Stock Purchase Warrants (the "Series C Warrants," and such shares issuable upon exercise of the Series C Warrants, the "Series C Warrant Shares") or (y) the exercise of prefunded-warrants, issued upon exercise of the Series C Warrants in lieu of the Series C Warrant Shares, to purchase up to 85,223,126 shares of Common Stock. (2) Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (3) Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low price per share of the Registrant's Common Stock as reported on the NYSE American on May 15, 2026.